NATURE OF OPERATIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
NATURE OF OPERATIONS
Operating loss	$ 7,487,807	$ 2,108,588	$ 10,529,992	$ 3,459,646	$ 10,276,602	$ 4,802,106
Working capital deficit	(11,496,812)		(11,496,812)		(5,367,985)
Accumulated deficit	$ (131,553,141)		$ (131,553,141)		$ (115,038,758)	$ (82,861,960)